Asset Retirement Obligation - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Post closure reclamation and site restoration obligation	$ 1,234	$ 1,180	$ 1,765	$ 204